Summary Prospectus	February 26, 2010

AIM Large Cap Growth Fund
Effective April 30, 2010, AIM Large Cap Growth Fund will be known as Invesco Large Cap Growth Fund.

Class: A (LCGAX), B (LCGBX), C (LCGCX), R (LCRGX), Y (LCGYX), Investor (LCGIX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invescoaim.com/prospectus. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 26, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the AIM Funds. Effective April 1, 2010, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. Effective April 30, 2010, any and all references in the prospectus to “AIM Funds” are replaced with “Invesco Funds”. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y	Investor

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y	Investor

Management Fees	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None	0.17

Other Expenses	0.64	0.64	0.64	0.64	0.64	0.64

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.56	2.31	2.31	1.81	1.31	1.48

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$700	$1,016	$1,353	$2,304

Class B	734	1,021	1,435	2,458

Class C	334	721	1,235	2,646

Class R	184	569	980	2,127

Class Y	133	415	718	1,579

Investor Class	151	468	808	1,768

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$700	$1,016	$1,353	$2,304

Class B	234	721	1,235	2,458

Class C	234	721	1,235	2,646

Class R	184	569	980	2,127

Class Y	133	415	718	1,579

Investor Class	151	468	808	1,768

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. In complying with the 80% investment requirement, the Fund

1        AIM Large Cap Growth Fund

may also invest in the following other investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds (ETFs) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging the Fund’s portfolio. The Fund invests primarily in equity securities.

The Fund may also invest up to 25% of its total assets in foreign securities.

The Fund’s portfolio managers seek to identify large-cap issuers with the potential to meet or exceed consensus earnings estimates and that can generate sustainable growth characteristics. They utilize a rules-based approach that balances proprietary quantitative analysis with rigorous fundamental analysis. They also incorporate a proprietary sell model that seeks to identify and eliminate securities at high risk of underperformance.

First, the portfolio managers use a quantitative model to rank issuers based on a set of fundamental, valuation and timeliness factors.

The portfolio managers then use fundamental analysis which includes an examination of financial statements to gain a critical understanding of growth drivers. They analyze industry trends, growth rates and the competitive landscape. Valuation is also a key consideration.

The portfolio managers consider whether to sell a particular security due to deteriorating business prospects, negative changes to the investment thesis, and/or signals from their sell model.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A Fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when a Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the Fund is not able to close out a leveraged position because of market illiquidity, the Fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. There can be no assurance that the Fund’s leverage strategy will be successful.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to AIM mutual funds: (1) the market price of ETF’s shares may trade above or below their net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track.

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may produce the desired results.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table shown below provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund is not managed to track the performance of any particular benchmark, including the benchmarks shown below, and consequently, the performance of the Fund may deviate significantly from the performance of these benchmarks. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invescoaim.com. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended March 31, 2000): 26.64%.
Worst Quarter (ended March 31, 2001): (34.26)%.

2        AIM Large Cap Growth Fund

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10	Inception
	Year	Years	Years	Date

Class A:				03/01/99
Return Before Taxes	18.12%	(0.47)%	(3.49)%
Return After Taxes on Distributions	18.09	(0.47)	(3.49)
Return After Taxes on Distributions and Sale of Fund Shares	11.82	(0.40)	(2.89)

Class B	19.09	(0.49)	(3.49)	04/05/99

Class C	23.09	(0.10)	(3.63)	04/05/99

Class R1	24.66	0.40	(3.13)	06/03/02

Class Y2	25.17	0.69	(2.93)	10/03/08

Investor Class[2]	25.04	0.72	(2.87)	09/30/03

S&P 500® Index	26.47	0.42	(0.95)

Russell 1000® Growth Index	37.21	1.63	(3.99)

Lipper Large-Cap Growth Funds Index	38.50	1.01	(4.51)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

1	Class R shares performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
2	Class Y shares and Investor Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Geoffrey Keeling	Senior Portfolio Manager	1999

Robert Shoss	Senior Portfolio Manager	1999

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246. Effective April 30, 2010, Invesco Aim Investment Services, Inc. will be known as Invesco Investment Services, Inc

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        AIM Large Cap Growth Fund

invescoaim.com  LCG-SUMPRO-1

Summary Prospectus	February 26, 2010

AIM Large Cap Growth Fund
Effective April 30, 2010, AIM Large Cap Growth Fund will be known as Invesco Large Cap Growth Fund.

Institutional Class: (LCIGX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invescoaim.com/prospectus. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 26, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Management Fees	0.66%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.10

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.77

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$79	$246	$428	$954

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large capitalization issuers. In complying with the 80% investment requirement, the Fund may also invest in the following investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds (ETFs) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging the Fund’s portfolio. The Fund invests primarily in equity securities.

The Fund may also invest up to 25% of its total assets in foreign securities.

The Fund’s portfolio managers seek to identify large-cap issuers with the potential to meet or exceed consensus earnings estimates and that can generate sustainable growth characteristics. They utilize a rules-based approach that balances proprietary quantitative analysis with rigorous fundamental analysis. They also incorporate a proprietary sell model that seeks to identify and eliminate securities at high risk of underperformance.

First, the portfolio managers use a quantitative model to rank issuers based on a set of fundamental, valuation and timeliness factors.

The portfolio managers then use fundamental analysis which includes an examination of financial statements to gain a critical understanding of growth drivers. They analyze industry trends, growth rates and the competitive landscape. Valuation is also a key consideration.

The portfolio managers consider whether to sell a particular security due to deteriorating business prospects, negative changes to the investment thesis, and/or signals from their sell model.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor

1        AIM Large Cap Growth Fund

sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A Fund investing in a derivative could lose more than the cash amount invested and incur higher taxes.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index.

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may produce the desired results.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund is not managed to track the performance of any particular benchmark, including the benchmarks shown below, and consequently, the performance of the Fund may deviate significantly from the performance of these benchmarks. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invescoaim.com. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Best Quarter (ended September 30, 2009): 13.49%
Worst Quarter (ended December 31, 2008): (19.16)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10	Inception
	Year	Years	Years	Date

Institutional Class[1]:				04/30/04
Return Before Taxes	25.85%	1.25%	(2.62)%
Return After Taxes on Distributions	25.72	1.23	(2.63)
Return After Taxes on Distributions and Sale of Fund Shares	16.97	1.07	(2.18)

S&P 500® Index	26.47	0.42	(0.95)

Russell 1000® Growth Index	37.21	1.63	(3.99)

Lipper Large-Cap Growth Funds Index	38.50	1.01	(4.51)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and incudes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee wavers or expense reimbursements.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Geoffrey Keeling	Senior Portfolio Manager	1999

Robert Shoss	Senior Portfolio Manager	1999

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares

2        AIM Large Cap Growth Fund

and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        AIM Large Cap Growth Fund

invescoaim.com  LCG-SUMPRO-2